Financial instruments - Categories (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 2,145,632,000	€ 978,109,000	€ 978,109,000	€ 708,882,000	€ 708,882,000	€ 504,730,000
trade accounts receivable and other receivables	3,337,706,000		3,389,326,000
accounts receivable related parties	92,662,000		111,643,000
Derivatives cash flow hedging instruments	1,492,000		561,000
Derivatives not designated as hedging instruments	18,222,000		113,713,000
Equity investments	140,727,000		33,806,000
Debt securities	334,035,000		3,483,000
Other financial assets	251,963,000		209,647,000
Financial assets	€ 6,322,439,000		€ 4,840,288,000